NET REVENUES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disaggregation of Revenue [Line Items]
Net revenues	€ 3,416,890	€ 3,105,084	€ 2,854,369
Cars and spare parts
Disaggregation of Revenue [Line Items]
Net revenues	2,455,955	2,180,045	2,080,228
Engines
Disaggregation of Revenue [Line Items]
Net revenues	373,313	337,924	218,657
Sponsorship, commercial and brand
Disaggregation of Revenue [Line Items]
Net revenues	494,082	488,514	441,128
Other
Disaggregation of Revenue [Line Items]
Net revenues	€ 93,540	€ 98,601	€ 114,356